Employee Benefit Plan, Fair Value and NAV	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
Investments	Investments
The following table sets forth the recurring fair value measurements for each level within the fair value hierarchy at December 31, 2025 and 2024:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
	(In thousands)
Assets
Money market fund	$25,919	$—	$—	$25,919
Mutual funds	846,945	—	—	846,945
Common stock of ONE Gas, Inc.	65,614	—	—	65,614
Common stock of ONEOK, Inc.	63,509	—	—	63,509
Total investments	$1,001,987	$—	$—	$1,001,987

	December 31, 2024
	Level 1	Level 2	Level 3	Total
	(In thousands)
Assets
Money market fund	$29,371	$—	$—	$29,371
Mutual funds	736,897	—	—	736,897
Common stock of ONE Gas, Inc.	65,689	—	—	65,689
Common stock of ONEOK, Inc.	104,926	—	—	104,926
Total investments	$936,883	$—	$—	$936,883

The common stock of the ONEOK, Inc. investment option within the Plan and Trust is frozen to participants, and no participant or Company contributions may be invested in this investment option. In addition, the Plan restricts exchanges into ONEOK, Inc. common stock. Any dividends received from ONEOK, Inc. common stock are reinvested based on the participant’s current allocation of investment elections in the Plan.